Fair Value of Financial Instruments (Details) - Schedule of Determination of Fair Value for its Financial Assets (Cash Equivalents and Investments) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value of Financial Instruments (Details) - Schedule of Determination of Fair Value for its Financial Assets (Cash Equivalents and Investments) [Line Items]
Cost	$ 689	$ 2,931	$ 18,104
Unrealized Gains
Unrealized Losses		(25)	(16)
Fair Value	$ 689	2,906	18,088
Cash and cash equivalents [Member]
Fair Value of Financial Instruments (Details) - Schedule of Determination of Fair Value for its Financial Assets (Cash Equivalents and Investments) [Line Items]
Cost		1,828	5,893
Unrealized Gains
Unrealized Losses
Fair Value		1,828	5,893
Short-term investments [Member]
Fair Value of Financial Instruments (Details) - Schedule of Determination of Fair Value for its Financial Assets (Cash Equivalents and Investments) [Line Items]
Cost		1,103	9,276
Unrealized Gains
Unrealized Losses		(25)	(9)
Fair Value		$ 1,078	9,267
Long-term investments [Member]
Fair Value of Financial Instruments (Details) - Schedule of Determination of Fair Value for its Financial Assets (Cash Equivalents and Investments) [Line Items]
Cost			2,935
Unrealized Gains
Unrealized Losses			(7)
Fair Value			$ 2,928